UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey           November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:   4,066,529
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number        Name

1.         028-13560                   Pennant Master Fund, L.P.

2.         028-13561                   Pennant Windward Master Fund, L.P.

3.         028-13288                   Broadway Gate Master Fund, Ltd.

4.         028-10746                   Pennant General Partner, LLC

                                                  FORM 13F INFORMATION TABLE
                                                Pennant Capital Management, LLC
                                                     September 30, 2011

COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                        VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
ABERCROMBIE & FITCH CO        CL A             002896207   170,386    2,767,800 SH          DEFINED    1,2,4      2,767,800
ADOBE SYS INC                 COM              00724F101    81,875    3,387,454 SH          DEFINED    1,2,4      3,387,454
AEROFLEX HLDG CORP            COM              007767106    14,442    1,587,001 SH          DEFINED    1,3,4      1,587,001
AMGEN INC                     COM              031162100    23,551      428,506 SH          DEFINED    1,2,4        428,506
APPLE INC                     COM              037833100   141,088      370,000 SH          DEFINED    1,2,4        370,000
AVIAT NETWORKS INC            COM              05366Y102     1,353      575,687 SH          DEFINED    1,4          575,687
BABCOCK & WILCOX CO NEW       COM              05615F102    37,852    1,936,139 SH          DEFINED    1,2,4      1,936,139
BROADCOM CORP                 CL A             111320107    11,984      360,000 SH          DEFINED    1,2,4        360,000
CF INDS HLDGS INC             COM              125269100    54,277      439,882 SH          DEFINED    1,2,4        439,882
CVR ENERGY INC                COM              12662P108    29,596    1,400,000 SH          DEFINED    1,2,4      1,400,000
CALUMET SPECIALTY PRODS PTNR  UT LTD PARTNER   131476103     4,976      293,754 SH          DEFINED    1,4          293,754
CITIGROUP INC                 COM NEW          172967424    68,674    2,681,000 SH          DEFINED    1,2,3,4    2,681,000
COCA COLA ENTERPRISES INC NE  COM              19122T109   108,781    4,372,239 SH          DEFINED    1,2,3,4    4,372,239
DAVITA INC                    COM              23918K108   202,599    3,232,787 SH          DEFINED    1,2,3,4    3,232,787
DOLLAR GEN CORP NEW           COM              256677105   174,379    4,618,100 SH          DEFINED    1,2,3,4    4,618,100
EXPEDIA INC DEL               COM              30212P105   201,847    7,838,700 SH          DEFINED    1,2,3,4    7,838,700
FAMILY DLR STORES INC         COM              307000109   125,163    2,460,931 SH          DEFINED    1,2,3,4    2,460,931
FIDELITY NATL INFORMATION SV  COM              31620M106   192,744    7,925,348 SH          DEFINED    1,2,3,4    7,925,348
FLUOR CORP NEW                COM              343412102    18,606      399,700 SH          DEFINED    1,2,4        399,700
FOSTER WHEELER AG             COM              H27178104     7,383      415,000 SH          DEFINED    1,2,4        415,000
GENERAL MTRS CO               COM              37045V100   101,467    5,028,100 SH          DEFINED    1,2,4      5,028,100
GOOGLE INC                    CL A             38259P508    63,092      122,500 SH          DEFINED    1,2,4        122,500
HOLLYFRONTIER CORP            COM              436106108    19,010      725,000 SH          DEFINED    1,2,4        725,000
HOLOGIC INC                   COM              436440101    58,181    3,825,174 SH          DEFINED    1,2,4      3,825,174
HUMAN GENOME SCIENCES INC     COM              444903108     5,203      410,000 SH          DEFINED    1,2,4        410,000
KRONOS WORLDWIDE INC          COM              50105F105     3,956      246,000 SH          DEFINED    1,4          246,000
MIDDLEBY CORP                 COM              596278101    30,368      431,000 SH          DEFINED    3,4          431,000
NVR INC                       COM              62944T105   130,644      216,306 SH          DEFINED    1,2,3,4      216,306
OLD REP INTL CORP             COM              680223104    44,696    5,010,776 SH          DEFINED    1,2,4      5,010,776
PHH CORP                      COM NEW          693320202    88,611    5,510,629 SH          DEFINED    1,2,3,4    5,510,629
PHH CORP                      Note 4.000% 4/1  693320AH6    23,754   23,900,000 SH          DEFINED    1,2,4     23,900,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101    22,170    1,070,000 SH          DEFINED    1,2,4      1,070,000
PFIZER INC                    COM              717081103    88,105    4,983,329 SH          DEFINED    1,2,4      4,983,329
QUALCOMM INC                  COM              747525103   212,965    4,379,295 SH          DEFINED    1,2,3,4    4,379,295
QUEST DIAGNOSTICS INC         COM              74834L100    21,718      440,000 SH          DEFINED    1,2,4        440,000
RANGE RES CORP                COM              75281A109   102,890    1,760,000 SH          DEFINED    1,2,4      1,760,000
ROCKWELL COLLINS INC          COM              774341101   122,349    2,318,978 SH          DEFINED    1,2,4      2,318,978
ROCKWELL COLLINS INC          COM              774341101    10,631      201,500     CALL    DEFINED    1,2,4        201,500
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106   163,345    6,173,272 SH          DEFINED    1,2,3,4    6,173,272
SPRINT NEXTEL CORP            COM SER 1        852061100    31,008   10,200,000 SH          DEFINED    1,2,4     10,200,000
SYMETRA FINL CORP             COM              87151Q106     6,293      772,135 SH          DEFINED    1,4          772,135
TEREX CORP NEW                COM              880779103    85,212    8,305,300 SH          DEFINED    1,2,3,4    8,305,300
TRANSDIGM GROUP INC           COM              893641100   241,823    2,960,978 SH          DEFINED    1,2,3,4    2,960,978
UNION PAC CORP                COM              907818108   106,272    1,301,234 SH          DEFINED    1,2,3,4    1,301,234
UNITEDHEALTH GROUP INC        COM              91324P102   131,507    2,851,419 SH          DEFINED    1,2,3,4    2,851,419
UNIVERSAL STAINLESS & ALLOY   COM              913837100    17,351      682,570 SH          DEFINED    1,3,4        682,570
VALERO ENERGY CORP NEW        COM              91913Y100    19,025    1,070,000 SH          DEFINED    1,2,4      1,070,000
WELLPOINT INC                 COM              94973V107   169,792    2,600,976 SH          DEFINED    1,2,3,4    2,600,976
WELLS FARGO & CO NEW          COM              949746101    93,827    3,890,000 SH          DEFINED    1,2,3,4    3,890,000
WESCO INTL INC                COM              95082P105    70,019    2,087,000 SH          DEFINED    1,2,3,4    2,087,000
WESTERN REFNG INC             COM              959319104    16,198    1,300,000 SH          DEFINED    1,2,4      1,300,000
WILLIS GROUP HOLDINGS PUBLIC  COM              G96666105    93,491    2,720,130 SH          DEFINED    1,2,3,4    2,720,130

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